Average Annual Total Returns - Eaton Vance Short Duration Inflation-Protected Income Fund	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index One Year	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index Five Years	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years
Total	(3.99%)	2.46%	1.29%	(6.33%)	2.07%	1.44%	(8.10%)	0.82%	0.43%	(3.75%)	1.01%	0.62%	(4.91%)	1.97%	1.17%	(3.07%)	3.01%	2.03%